Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value of Financial Instruments [Abstract]
Schedule of Fair Value of the Conversion Features of the Convertible Notes

The following table represents the weighted average inputs used in calculating the fair value of the conversion features of the convertible notes on the date of issuance and December 31, 2024:

	December 31, 2024	Issuance Date

Term, in years	2.92	3
Expected volatility	83.2%	82.40%
Risk-free interest rate	4.27%	4.25%
Expected dividend yield	—%	—%

The following table represents the weighted average inputs used in calculating the fair value of the prepaid forward contract and the Maturity Consideration as of November 15, 2024, the date of settlement, and December 31, 2023:

	November 15, 2024	December 31, 2023

Stock price	$1.00	$2.03
Term (in years)	2.00	2.88
Expected volatility	75.0%	40.7%
Risk-free interest rate	4.22%	3.96%
Expected dividend yield	—%	—%